Supplementary Financial Information (Schedule Of Interest Expense And Related Charges) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Financial Information [Abstract]
Interest	$ 101	$ 88	$ 382	$ 358	$ 351
Amortization of debt issuance costs and discounts	3	1	9	6	3
Less allowance for funds used during construction - capitalized interest portion	(3)	(3)	(16)	(13)	(12)
Total interest expense and related charges	$ 101	$ 86	$ 375	$ 351	$ 342